IFRS 7 Disclosure	9 Months Ended
Jul. 31, 2022
Text block [abstract]
IFRS 7 Disclosure
Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU and functional group-level risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in their activities in accordance with the CIBC risk appetite. In addition, they establish and maintain controls to mitigate such risks. The first line of defence may include governance groups within the relevant area to facilitate the control framework and other risk-related processes. Control groups provide subject matter expertise to the business lines and/or implement and maintain enterprise-wide control programs and activities. While control groups collaborate with the lines of business in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage or rely on subject matter expertise of other groups (e.g., third parties or control groups) to better inform their independent assessments, as appropriate.

(iii)
As the third line of defence, CIBC’s internal audit function provides reasonable assurance to senior management and the Audit Committee of the Board on the effectiveness of CIBC’s governance practices, risk management processes, and internal controls as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.
Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs and in International Banking, which is included in Corporate and Other. Other sources of credit risk consist of our trading activities, which include our OTC derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk

$ millions, as at	2022 Jul. 31	2021 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$287,664	$257,709
Undrawn commitments	72,607	71,496
Repo-style transactions	236,685	242,102
Other off-balance sheet	89,114	79,985
OTC derivatives	23,231	20,690
Gross exposure at default (EAD) on business and government portfolios	709,301	671,982
Less: Collateral held for repo-style transactions	219,326	225,399
Net EAD on business and government portfolios	489,975	446,583
Retail portfolios – AIRB approach
Drawn	313,512	295,290
Undrawn commitments	99,664	94,077
Other off-balance sheet	410	367
Gross EAD on retail portfolios	413,586	389,734
Standardized portfolios (1)	93,669	83,989
Securitization exposures – AIRB approach	15,401	10,823
Gross EAD	$1,231,957	$1,156,528
Net EAD	$1,012,631	$931,129
(1)
Includes $80.1 billion relating to business and government loans (October 31, 2021: $73.2 billion), $10.1 billion (October 31, 2021: $6.3 billion) relating to retail portfolios, and $3.5 billion (October 31, 2021: $4.6 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $53.9 billion (October 31, 2021: $45.3 billion) to corporates, $24.1 billion (October 31, 2021: $26.3 billion) to sovereigns, and $2.1 billion (October 31, 2021: $1.6 billion) to banks.

Trading credit exposure
We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 13 to the consolidated financial statements included in our 2021 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.
The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2022 Jul. 31		2021 Oct. 31
	Exposure (1)
Investment grade	$10.05	69.7%	$9.87	68.9%
Non-investment grade	4.22	29.3	4.39	30.6
Watch list	0.15	1.0	0.07	0.5
Default	–	–	–	–
Unrated	–	–	–	–
	$14.42	100.0%	$14.33	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Loans contractually past due but not impaired
The following
table provides an aging analysis of loans that are not impaired, where repayment of principal or payment of interest is contractually in arrears. Loans less than 30 days past due are excluded as such loans are not generally indicative of the borrowers’ ability to meet their payment obligations.

$ millions, as at			2022 Jul. 31	2021 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$785	$–	$785	$703
Personal	202	–	202	146
Credit card (1)	207	109	316	203
Business and government	234	–	234	162
	$1,428	$109	$1,537	$1,214
(1)
For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.

Market risk

Market risk is the risk of economic and/or financial loss in our trading and non-trading portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market-related positioning and market-making activity.
The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The non-trading book consists of positions in various currencies that are related to asset/liability management and investment activities
.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income and non-interest
income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-Risk
Our Value-at-Risk (VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

	As at or for the three months ended								As at or for the nine months ended
$ millions				2022 Jul. 31		2022 Apr. 30		2021 Jul. 31	2022 Jul. 31	2021 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$8.6	$5.4	$5.8	$6.8	$6.4	$6.9	$8.5	$10.8	$7.8	$8.3
Credit spread risk	2.4	1.3	1.4	1.9	1.9	2.3	9.1	8.7	4.2	8.5
Equity risk	7.4	4.3	4.3	5.6	5.2	4.3	5.2	3.7	4.9	3.6
Foreign exchange risk	3.2	0.8	1.1	1.9	1.5	1.8	1.0	0.9	1.9	1.2
Commodity risk	2.9	1.2	1.3	1.9	1.3	2.7	3.8	2.8	2.6	3.0
Debt specific risk	2.6	1.6	1.8	2.1	2.5	2.2	2.9	2.9	2.3	3.2
Diversification effect (1)	n/m	n/m	(7.2)	(10.0)	(8.7)	(12.1)	(21.5)	(22.4)	(14.6)	(20.5)
Total VaR (one-day measure)	$12.1	$7.8	$8.5	$10.2	$10.1	$8.1	$9.0	$7.4	$9.1	$7.3
Stressed total VaR (one-day measure)	$37.7	$16.2	$23.5	$27.1	$32.5	$26.6	$31.2	$29.0	$29.0	$27.4
IRC (one-year measure)	$171.2	$114.6	$121.9	$139.5	$125.0	$133.3	$239.1	$233.0	$138.6	$201.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Non-trading activities
Structural interest rate risk
Structural interest rate risk (SIRR) primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product spreads and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product repricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity deposits and equity. All assumptions are derived empirically based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are reviewed periodically to reflect evolving client behaviour and are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential before-tax impact of an immediate and sustained 100 basis points increase and 100 basis points decrease in interest rates on projected 12-month net interest income and the economic value of equity (EVE) for our structural balance sheet, assuming no subsequent hedging. Due to the recent increase in interest rates in Canada and the U.S., and the market expectation that a higher interest rate environment will persist, an immediate downward shock of 100 basis points was applied in the current quarter, while maintaining a floor on market and client interest rates at zero at the end of the quarter. We have continued to provide the impact of a 25 basis point decrease and have not revised prior period amounts as we believe the impact of a 25 basis points decrease was appropriate due to the low interest rate environment in both Canada and the U.S. for those periods.

Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2022 Jul. 31		2022 Apr. 30		2021 Jul. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$321	$33	$402	$26	$387	$26
Increase (decrease) in EVE	(667)	(317)	(679)	(321)	(659)	(242)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(84)	(6)	(101)	(9)	(149)	(52)
Increase (decrease) in EVE	154	80	159	82	123	27
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(375)	(31)	n/a	n/a	n/a	n/a
Increase (decrease) in EVE	614	322	n/a	n/a	n/a	n/a
(1)	Includes CAD and other currency exposures.
n/a	Not applicable.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.

Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on- and off-balance sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2022	Cash and deposits with banks	$45,334	$–	$45,334	$270	$45,064
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	133,451	86,043	219,494	121,662	97,832
	Other debt securities	5,348	7,308	12,656	3,039	9,617
	Equities	32,938	27,934	60,872	30,322	30,550
	Canadian government guaranteed National Housing Act mortgage-backed securities	34,360	2,933	37,293	15,984	21,309
	Other liquid assets (2)	17,883	1,747	19,630	12,564	7,066
		$269,314	$125,965	$395,279	$183,841	$211,438
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.
Asset encumbrance

In the course of our day-to-day operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and for other collateral management purposes.

Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.
Funding

We fund our operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
Our principal approach aims to fund its consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. We maintain a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
We continuously evaluate opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.
Assets and liabilities
The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$25,950	$–	$–	$–	$–	$–	$–	$–	$–	$25,950
Interest-bearing deposits with banks	19,384	–	–	–	–	–	–	–	–	19,384
Securities	6,023	6,151	5,993	4,907	4,152	15,014	62,891	36,547	35,171	176,849
Cash collateral on securities borrowed	15,277	–	–	–	–	–	–	–	–	15,277
Securities purchased under resale agreements	40,413	13,782	4,441	568	931	–	–	–	–	60,135
Loans
Residential mortgages	1,842	4,881	8,655	8,182	10,172	43,855	182,042	8,098	–	267,727
Personal	680	719	773	1,070	849	509	3,586	5,465	31,103	44,754
Credit card	329	659	988	988	988	3,951	7,776	–	–	15,679
Business and government	10,346	8,406	9,253	8,162	11,618	32,831	68,912	19,234	10,815	179,577
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,823)	(2,823)
Derivative instruments	1,674	4,400	6,900	2,318	1,716	6,996	6,179	6,101	–	36,284
Customers’ liability under acceptances	10,404	1,217	14	2	44	–	–	–	–	11,681
Other assets	–	–	–	–	–	–	–	–	46,316	46,316
	$132,322	$40,215	$37,017	$26,197	$30,470	$103,156	$331,386	$75,445	$120,582	$896,790
October 31, 2021	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
Liabilities
Deposits (2)	$18,147	$26,722	$44,398	$37,345	$67,504	$31,502	$70,250	$16,245	$366,344	$678,457
Obligations related to securities sold short	20,179	–	–	–	–	–	–	–	–	20,179
Cash collateral on securities lent	3,299	–	–	–	–	–	–	–	–	3,299
Obligations related to securities sold under repurchase agreements	48,243	14,619	830	–	–	–	–	–	–	63,692
Derivative instruments	2,709	4,407	5,117	2,497	2,172	5,927	7,462	9,148	–	39,439
Acceptances	10,408	1,217	14	2	44	–	–	–	–	11,685
Other liabilities	25	57	58	77	65	311	629	949	22,685	24,856
Subordinated indebtedness	–	–	–	–	–	33	–	6,326	–	6,359
Equity	–	–	–	–	–	–	–	–	48,824	48,824
	$103,010	$47,022	$50,417	$39,921	$69,785	$37,773	$78,341	$32,668	$437,853	$896,790
October 31, 2021	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $228.9 billion (October 31, 2021: $202.2 billion) of personal deposits; $426.3 billion (October 31, 2021: $351.6 billion) of business and government deposits and secured borrowings; and $23.3 billion (October 31, 2021: $17.0 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,628	$11,440	$3,488	$5,283	$5,403	$21,344	$65,071	$2,733	$212,557		$328,947
Securities lending (2)	51,929	3,792	4,338	–	–	–	–	–	–		60,059
Standby and performance letters of credit	3,372	2,173	4,432	2,833	3,439	521	823	145	–		17,738
Backstop liquidity facilities	17	10	12,118	43	651	6	–	–	–		12,845
Documentary and commercial letters of credit	85	44	42	3	2	3	32	–	–		211
Other	703	–	–	–	–	–	–	–	–		703
	$57,734	$17,459	$24,418	$8,162	$9,495	$21,874	$65,926	$2,878	$212,557		$420,503
October 31, 2021	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449		$381,042
(1)	Includes $164.6 billion (October 31, 2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $3.3 billion (October 31, 2021: $2.5 billion) for cash because it is reported on the interim consolidated balance sheet.
Other off-balance sheet contractual obligations
The following table provides the contractual maturities of other off-balance sheet contractual obligations affecting our funding needs:

$ millions, as at July 31, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$77	$123	$222	$238	$206	$526	$679	$53	$2,124
Underwriting commitments (2)	9	–	936	–	–	–	–	–	945
Future lease commitments	–	1	1	1	1	4	77	580	665
Investment commitments	–	1	1	9	–	–	16	419	446
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$86	$125	$1,160	$248	$207	$530	$772	$1,052	$4,180
October 31, 2021 (2)	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2022 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.